Equity	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Equity
Note 21 Equity
Share capital
Authorized share capital
Preferred – An unlimited number of First Preferred Shares and Second Preferred Shares without nominal or par value, issuable in series; the aggregate consideration for which all the First Preferred Shares and all the Second Preferred Shares that may be issued may not exceed $20 billion and $5 billion, respectively.
Common – An unlimited number of shares without nominal or par value may be issued.

Outstanding share capital
The following table details our common and preferred shares outstanding.

	As at and for the year ended
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars, except the number of shares and dividends per share)	Number of shares (thousands)	Amount	Dividends declared per share		Number of shares (thousands)	Amount	Dividends declared per share
Common shares issued
Balance at beginning of period	1,439,029	$17,635			1,452,898	$17,730
Issued in connection with share-based compensation plans (1)	1,900	136			1,466	92
Purchased for cancellation (2)	(10,251)	(126)			(15,335)	(187)
Balance at end of period	1,430,678	$17,645		$4.07	1,439,029	$17,635		$3.77
Treasury shares – common shares
Balance at beginning of period	(235)	$(18)			(363)	$(27)
Purchases	(54,263)	(5,380)			(53,964)	(5,470)
Sales	53,916	5,340			54,092	5,479
Balance at end of period	(582)	$(58)			(235)	$(18)
Common shares outstanding	1,430,096	$17,587			1,438,794	$17,617
Preferred shares issued
First preferred (3)
Non-cumulative, fixed rate
Series W	12,000	$300		$1.23	12,000	$300		$1.23
Series AA	12,000	300		1.11	12,000	300		1.11
Series AC	8,000	200		1.15	8,000	200		1.15
Series AD (4)	–	–		–	10,000	250		1.13
Series AE	10,000	250		1.13	10,000	250		1.13
Series AF	8,000	200		1.11	8,000	200		1.11
Series AG	10,000	250		1.13	10,000	250		1.13
Series BH	6,000	150		1.23	6,000	150		1.23
Series BI	6,000	150		1.23	6,000	150		1.23
Series BJ	6,000	150		1.31	6,000	150		1.31
Non-cumulative, 5-Year Rate Reset
Series AJ (5)	–	–		0.22	13,579	339		0.88
Series AL (5)	–	–		0.27	12,000	300		1.07
Series AZ	20,000	500		0.96	20,000	500		1.00
Series BB	20,000	500		0.96	20,000	500		0.98
Series BD	24,000	600		0.90	24,000	600		0.90
Series BF	12,000	300		0.90	12,000	300		0.90
Series BK	29,000	725		1.38	29,000	725		1.38
Series BM	30,000	750		1.38	30,000	750		1.38
Series BO (6)	14,000	350		1.27	–	–		–
Non-cumulative, floating rate
Series AK (5)	–	–		0.23	2,421	61		0.78
Non-cumulative, fixed rate/floating rate
Series C-2	20	31	US$	67.50	20	31	US$	67.50
	227,020	$5,706			251,020	$6,306
Treasury shares – preferred shares
Balance at beginning of period (7)	114	$3			6	$–
Purchases	(8,021)	(184)			(10,215)	(256)
Sales	7,941	182			10,323	259
Balance at end of period (7)	34	$1			114	$3
Preferred shares outstanding	227,054	$5,707			251,134	$6,309

(1)	Includes fair value adjustments to stock options of $29 million (2018 – $15 million).
(2)	During the year ended October 31, 2019, we purchased common shares for cancellation at an average cost of $100.41 per share with a book value of $12.29 per share. During the year ended October 31, 2018, we purchased common shares for cancellation at an average cost of $99.29 per share with a book value of $12.22 per share.
(3)	First Preferred Shares were issued at $25 per share with the exception of
Non-Cumulative
Fixed Rate/Floating Rate First Preferred Shares, Series
C-2
(Series
C-2)
which were issued at US$1,000 per share (equivalent to US$25 per depositary share).
(4)	On November 24, 2018, we redeemed all 10 million issued and outstanding Non-Cumulative First Preferred Shares, Series AD, for cash at a redemption price of $25 per share.
(5)	On February 24, 2019, we redeemed all 2.4 million issued and outstanding
Non-Cumulative
First Preferred Shares Series AK, all 13.6 million issued and outstanding
Non-Cumulative
5 year Rate Reset First Preferred Shares Series AJ, and all 12 million issued and outstanding
Non-Cumulative
5-year
Rate Reset First Preferred Shares Series AL, at a price of $25 per share.
(6)	On November 2, 2018, we issued 14 million Non-Cumulative 5-year Rate Reset First Preferred Shares, Series BO, totalling $350 million.
(7)	Positive amounts represent a short position in treasury shares.

Significant terms and conditions of preferred shares

As at October 31, 2019	Current Annual Yield	Premium	Current Dividend per share (1)		Earliest redemption date (2)	Issue Date	Redemption price (2) , (3)
Preferred shares
First preferred
Non-cumulative, fixed rate
Series W (4)	4.90%			$.306250	February 24, 2010	January 31, 2005		$25.00
Series AA	4.45%			.278125	May 24, 2011	April 4, 2006		25.00
Series AC	4.60%			.287500	November 24, 2011	November 1, 2006		25.00
Series AE	4.50%			.281250	February 24, 2012	January 19, 2007		25.00
Series AF	4.45%			.278125	May 24, 2012	March 14, 2007		25.00
Series AG	4.50%			.281250	May 24, 2012	April 26, 2007		25.00
Series BH (5)	4.90%			.306250	November 24, 2020	June 5, 2015		26.00
Series BI (5)	4.90%			.306250	November 24, 2020	July 22, 2015		26.00
Series BJ (5)	5.25%			.328125	February 24, 2021	October 2, 2015		26.00
Non-cumulative, 5-Year Rate Reset (6)
Series AZ (5)	3.70%	2.21%		.231250	May 24, 2019	January 30, 2014		25.00
Series BB (5)	3.65%	2.26%		.228125	August 24, 2019	June 3, 2014		25.00
Series BD (5)	3.60%	2.74%		.225000	May 24, 2020	January 30, 2015		25.00
Series BF (5)	3.60%	2.62%		.225000	November 24, 2020	March 13, 2015		25.00
Series BK (5)	5.50%	4.53%		.343750	May 24, 2021	December 16, 2015		25.00
Series BM (5)	5.50%	4.80%		.343750	August 24, 2021	March 7, 2016		25.00
Series BO (5)	4.80%	2.38%		.300000	February 24, 2024	November 2, 2018		25.00
Non-cumulative, fixed rate/floating rate
Series C-2 (7)	6.75%	4.052%	US$	16.875000	November 7, 2023	November 2, 2015	US$	1,000.00

(1)
Non-cumulative
preferential dividends of each Series are payable quarterly, as and when declared by the Board of Directors, on or about the 24th day (7th day for
Series C-2)
of February, May, August and November.
(2)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may, on or after the dates specified above, redeem First Preferred Shares. In the case of Series AZ, BB, BD, BF, BK, BM, and BO, these may be redeemed for cash at a price per share of $25 if redeemed on the earliest redemption date and on the same date every fifth year thereafter. In the case of Series W, AA, AC, AE, AF, AG, BH, BI and BJ, these may be redeemed for cash at a price per share of $26 if redeemed during the 12 months commencing on the earliest redemption date and decreasing by $0.25 each
12-month
period thereafter to a price per share of $25 if redeemed four years from the earliest redemption date or thereafter. Series
C-2
may be redeemed at a price of US$1,000 on the earliest redemption date and any dividend payment date thereafter.
(3)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may purchase the First Preferred Shares of each Series for cancellation at the lowest price or prices at which, in the opinion of the Board of Directors, such shares are obtainable.
(4)	Subject to the approval of the Toronto Stock Exchange, we may, on or after February 24, 2010, convert First Preferred Shares Series W into our common shares. First Preferred Shares Series W may be converted into that number of common shares determined by dividing the current redemption price by the greater of $2.50 and 95% of the weighted average trading price of common shares at such time.
(5)	The preferred shares include NVCC provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1 and with a conversion price based on the greater of: (i) a floor price of $5 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the preferred share value ($25 plus declared and unpaid dividends) by the conversion price.
(6)	The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the premium indicated. The holders have the option to convert their shares into
Non-Cumulative
floating rate First Preferred Shares subject to certain conditions on the earliest redemption date and every fifth year thereafter at a rate equal to the three-month Government of Canada Treasury Bill rate plus the premium indicated.
(7)	The dividend rate will change on the earliest redemption date at a rate equal to the 3-month LIBOR plus the premium indicated. Series C-2 do not qualify as Tier 1 regulatory capital.
Restrictions on the payment of dividends
We are prohibited by the
Bank Act
(Canada) from declaring any dividends on our preferred or common shares when we are, or would be placed as a result of the declaration, in contravention of the capital adequacy and liquidity regulations or any regulatory directives issued under the Act. We may not pay dividends on our common shares at any time unless all dividends to which preferred shareholders are then entitled have been declared and paid or set apart for payment.
Currently, these limitations do not restrict the payment of dividends on our preferred or common shares.
Dividend reinvestment plan
Our dividend reinvestment plan (DRIP) provides common and preferred shareholders with a means to receive additional common shares rather than cash dividends. The plan is only open to shareholders residing in Canada or the United States. The requirements of our DRIP are satisfied through either open market share purchases or shares issued from treasury. During 2019 and 2018, the requirements of our DRIP were satisfied through open market share purchases.
Shares available for future issuances
As at October 31, 2019, 42.9 million common shares are available for future issue relating to our DRIP and potential exercise of stock options and awards outstanding. In addition, we may issue up to 38.9 million common shares from treasury under the RBC Umbrella Savings and Securities Purchase Plan that was approved by shareholders on February 26, 2009.